Assets Held for Sale and Discontinued Operations - Schedule of Discontinued Operations, Balance Sheet (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current assets of discontinued operations:
Total assets of discontinued operations	$ 3,312	$ 4,321	$ 14,913
Current liabilities of discontinued operations:
Total liabilities of discontinued operations	705	963
Total liabilities of discontinued operations		1,442	2,730
Discontinued Operations, Held-for-sale
Current assets of discontinued operations:
Accounts receivable, net	1,151	1,668	5,699
Inventories, net	68	352	605
Prepaid expenses and other current assets	120	150	227
Seismic equipment lease pool and property and equipment, net	1,973	2,151	8,382
Total assets of discontinued operations	3,312	4,321	14,913
Current liabilities of discontinued operations:
Accounts payable	21	59	884
Deferred revenue	73	73	34
Accrued expenses and other current liabilities	611	831	1,886
Income taxes payable		479	(74)
Total liabilities of discontinued operations	$ 705	963
Total liabilities of discontinued operations		$ 1,442	$ 2,730